Secondary Stock Offering	12 Months Ended
Dec. 31, 2011
Secondary Stock Offering [Abstract]
Secondary Stock Offering
NOTE 14.	SECONDARY STOCK OFFERING

On May 8, 2008, the Company filed an S-1 registration statement for a stock offering of up to 1,500,000 shares of the Company's common stock at a price of $2.50 per share. The offering was terminated on May 8, 2011.